CHANGE IN OPERATING WORKING CAPITAL - Certain Non-Cash Items Excluded from Change in Operating Working Capital (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 01, 2017	Jan. 01, 2016
Non-cash items
Payments of capital expenditures	[1]	$ 7	$ 11	$ 29	$ 54	$ 10
Accruals for capital expenditures	[1]				10
Accrual of costs related to acquisition of 49.9% interest in PNGTS (Note 6)	[1]				2
GTN
Non-cash items
Payments of capital expenditures			$ 10
Accruals for capital expenditures					10
Portland Natural Gas Transmission System
Non-cash items
Interest acquired (as a percent)							61.71%
Portland Natural Gas Transmission System | Former parent, TransCanada subsidiaries | Transaction between entities under common control
Non-cash items
Accrual of costs related to acquisition of 49.9% interest in PNGTS (Note 6)					$ 2
Interest acquired (as a percent)				30.00%	49.90%			49.90%

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).